Property, Plant and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, machinery and equipment,
	June 30, 2021	December 31, 2020
Laboratory equipment	338	338
Less: accumulated depreciation	(328)	(317)
	10	21

	As of December 31,
	2020	2019
Laboratory equipment	364	327
Less: accumulated depreciation	(343)	(290)
	21	37